PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Depreciation expense	$ 10,149	$ 9,852	$ 24,047
Depreciation expense of discontinued Operations	0	6	3
Impairment of property and equipment	0	0	35,224
Gain (loss) on disposal of property and equipment	51	(3)	0
Mining machines
PROPERTY AND EQUIPMENT, NET
Impairment of property and equipment	$ 0	$ 0	$ 35,224